Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets.
Intangible assets

14   Intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2022
Opening net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194
Additions	—	—	—	927	44,950	—	—	—	45,877
Write-off	—	(6,371)	—	—	(3,837)	—	—	—	(10,208)
Transfer	—	58,528	—	—	(58,528)	—	—	—	—
Amortization	—	(110,801)	(2,231)	(15,729)	—	—	(31,315)	(2,045)	(162,121)
Exchange differences	—	7,907	—	582	1,205	—	—	—	9,694
Closing net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

As at December 31, 2022
Cost	690,910	773,332	61,078	149,734	28,699	289,161	155,492	80,263	2,228,669
Accumulated amortization	(690,910)	(602,065)	(61,078)	(136,885)	—	—	(94,466)	(78,220)	(1,663,624)
Exchange differences	—	4,939	—	(28)	480	—	—	—	5,391
Net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2023
Opening net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436
Additions	—	—	—	9,779	21,709	—	—	—	31,488
Write-off	—	(1,400)	—	—	(4,451)	—	—	—	(5,851)
Transfer	—	30,764	—	—	(30,764)	—	—	—	—
Amortization	—	(77,975)	—	(15,509)	—	—	(30,906)	(2,043)	(126,433)
Exchange differences	—	1,265	—	138	328	—	—	—	1,731
Closing net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

As at December 31, 2023
Cost	690,910	802,696	61,078	159,513	15,193	289,161	155,492	80,263	2,254,306
Accumulated amortization	(690,910)	(680,040)	(61,078)	(152,394)	—	—	(125,372)	(80,263)	(1,790,057)
Exchange differences	—	6,204	—	110	808	—	—	—	7,122
Net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

14   Intangible assets (Continued)

The Group assesses at each reporting date whether there is an indication that intangible assets may be impaired. During the year ended December 31, 2023, impairment charge of RMB3,847,000 and RMB2,004,000 has been charged to cost of revenue and research and development expenses, respectively. The impairment charge was charged against development costs for certain intangible assets developed internally, following a decision to reduce the output of certain products in 2023.

During the years ended December 31, 2021, 2022 and 2023, the amount of amortization charged to cost of revenue, research and development expenses and general and administrative expenses are as follows:

	Year ended December 31,
Amortization of intangible assets	2021	2022	2023
	RMB’000	RMB’000	RMB’000

Cost of revenue	297,406	146,466	114,512
Research and development expenses	3,396	6,282	4,438
General and administrative expenses	1,972	9,373	7,483
	302,774	162,121	126,433

(a)	Impairment tests for goodwill

Goodwill arises from the Group’s acquisitions of Vantage Point Technology on July 31, 2018, BER Technology on June 30, 2019, and View Foundation on August 30, 2019.

The goodwill of the Group is attributable to the acquired workforce and synergies expected to be derived from combining with the operations of the Group. During the year ended December 31, 2022 and 2023, the goodwill is regarded as attributable to the CGU of Technology Solutions segment. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts.

The management did the value-in-use calculations to determine the recoverable amounts. Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of group of CGUs use cash flow projection developed based on financial budgets approved by management of the Group covering a five-year period, after considering the current and historical business performance, the future business plan and market data. Cash flows beyond the five-year period are extrapolated using the estimated long term growth rates stated below.

The significant assumptions used for value-in-use calculations are as follows:

	For the year ended December 31,
	2022	2023
	RMB’000	RMB’000

Revenue growth rate	-15%-13%	-10%-13%
Profit margin	-15%-10%	-2%-14%
Long term growth rate	2%	2%
Pre-tax discount rate	17.50%	19.73%
Recoverable amount of the CGU exceeding its carrying amount (RMB’000)	781,499	1,153,821

14   Intangible assets (Continued)

(a)	Impairment tests for goodwill (Continued)

The following table sets forth the impact of reasonable possible changes in absolute value in each of the significant assumptions, with all other variables held constant, of goodwill impairment testing at the dates indicated.

Possible changes of significant assumptions	Recoverable amount of the CGU
	exceeding its carrying amount
	Year ended December 31,
	2022	2023
	RMB’000	RMB’000

Revenue growth rate decrease by 5%	373,790	597,067
Profit margin decrease by 1%	459,556	886,786
Long term growth rate decrease by 1%	669,058	1,039,101
Pre-tax discount rate increase by 1%	616,950	989,962